Benefit Plans - Expected Contributions to Pension and Other Postretirement Benefit Plans (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2016	$ 0.0
SERP and Directors' Plan
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2016	6.8
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2016	$ 1.1